Financial liabilities - Disclosure of Detailed Information about Bank Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 10, 2020	Jun. 30, 2020
Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 10,064	€ 0
Changes in liabilities arising from financing activities [abstract]
Principal received	3	10,000
Impact of discounting and accretion	146	47
Accumulated fixed interest expense accrual	(145)	17
Liabilities arising from financing activities at end of period	€ 10,068	€ 10,064
PGE Loan, HSBC France
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%	0.25%
Borrowings, interest rate				0.31%
PGE Loan, HSBC France | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 5,020	€ 0
Changes in liabilities arising from financing activities [abstract]
Principal received	17	5,000
Impact of discounting and accretion	26	14
Accumulated fixed interest expense accrual	(33)	7
Liabilities arising from financing activities at end of period	€ 5,030	€ 5,020
PGE Loan, BPI France
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%	0.25%	1.61%
Borrowings, interest rate	1.36%	1.36%	2.25%
PGE Loan, BPI France | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 5,044	€ 0
Changes in liabilities arising from financing activities [abstract]
Principal received	(14)	5,000
Impact of discounting and accretion	120	34
Accumulated fixed interest expense accrual	(112)	10
Liabilities arising from financing activities at end of period	€ 5,038	€ 5,044